Discontinued and Held-for-sale Operations (Select Balance Sheet Information for Held-for-sale Operations) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks	$ 1,315	$ 1,073
Interest-bearing Deposits in Banks and Other Financial Institutions	4,216	6,440
Total cash and cash equivalents	5,531	7,513	13,035	11,670
Investment securities	17,083	14,178
Finance receivables and loans, net	100,328	99,055
Allowance for loan losses	(1,208)	(1,170)	(1,503)
Total finance receivables and loans, net	99,120	97,885
Investment in operating leases, net	17,680	13,550
Premiums receivable and other insurance assets	1,613	1,609
Other assets	9,589	11,908
Total assets	151,167	182,347	184,059
Interest-bearing deposit liabilities	53,290	45,938
Short-term borrowings	8,545	7,461
Long-term debt	69,465	74,561
Interest payable	888	932
Unearned insurance premiums and service revenue	2,314	2,296
Accrued expenses and other liabilities	2,397	6,585
Total liabilities	136,959	162,449
Insurance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks		8
Interest-bearing Deposits in Banks and Other Financial Institutions		119
Total cash and cash equivalents		127
Investment securities		576
Finance receivables and loans, net		0
Allowance for loan losses		0
Total finance receivables and loans, net		0
Investment in operating leases, net		0
Premiums receivable and other insurance assets		277
Other assets	0	94
Impairment on assets of held-for-sale operations		(53)
Total assets	0	1,021
Interest-bearing deposit liabilities		0
Short-term borrowings		0
Long-term debt		0
Interest payable		0
Unearned insurance premiums and service revenue		506
Accrued expenses and other liabilities		297
Total liabilities		803
Automotive Finance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks		100
Interest-bearing Deposits in Banks and Other Financial Institutions		1,918
Total cash and cash equivalents		2,018
Investment securities		424
Finance receivables and loans, net		25,835
Allowance for loan losses		(208)
Total finance receivables and loans, net		25,627
Investment in operating leases, net		144
Premiums receivable and other insurance assets		0
Other assets	516	2,942
Impairment on assets of held-for-sale operations		0
Total assets	516	31,155
Interest-bearing deposit liabilities		3,907
Short-term borrowings		2,800
Long-term debt		13,514
Interest payable		177
Unearned insurance premiums and service revenue		0
Accrued expenses and other liabilities		1,498
Total liabilities		21,896
Discontinued Operation Or Assets Disposal [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks		108
Interest-bearing Deposits in Banks and Other Financial Institutions		2,037
Total cash and cash equivalents		2,145
Investment securities		1,000
Finance receivables and loans, net		25,835
Allowance for loan losses		(208)
Total finance receivables and loans, net		25,627
Investment in operating leases, net		144
Premiums receivable and other insurance assets		277
Other assets	516	3,036
Impairment on assets of held-for-sale operations		(53)
Total assets	516	32,176
Interest-bearing deposit liabilities		3,907
Short-term borrowings		2,800
Long-term debt		13,514
Interest payable		177
Unearned insurance premiums and service revenue		506
Accrued expenses and other liabilities		1,795
Total liabilities		$ 22,699